SHARE-BASED COMPENSATION (Details) - Schedule of Share Based Compensation Recognized Share Options Granted - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Based Compensation Recognized Related to Share Options Granted and Ordinary Shares Issued [Abstract]
General and administrative expenses	¥ (71,940)	¥ 5,329	¥ 52,338